Earnings per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share
Basic earnings per ordinary share (in euro per share)	€ 1.2151	€ 1.0530	€ 1.1626
Diluted earnings per ordinary share (in euro per share)	€ 1.2045	€ 1.0464	€ 1.1563
Number of ordinary shares (in Ms) used for EPS
Basic	1,193.5	1,249.7	1,341.0
Diluted (a)	1,204.0	1,257.5	1,348.4
Weighted average share options assumed to be converted	10.5	7.8	7.4